UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  February 14, 2007
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: 2,928,185


List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Adelante Capital Management LLC

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.           	COM             00163T109  122674   2131239  SH           Sole             1008751         1122488
                                                              867     15070  SH           Defined        1   15070               0
Acadia Realty Trust             COM             004239109     881     34369  SH           Sole               34369               0
                                                              453     17700  SH           Defined        1   17700               0
Alexander's Inc                 COM        	014752109    1174      3324  SH           Sole                3324               0
                                                       	      689      1950  SH           Defined        1    1950               0
Alexandria Real Estate Equiti   COM             015271109   49734    489164  SH           Sole              224697          264467
                                                              469      4610  SH           Defined        1    4610               0
AvalonBay Communities, Inc.  	COM             053484101  219586   2332552  SH           Sole             1175823         1156729
                                                       	     1318     14000  SH           Defined        1   14000               0
BRE Properties, Inc.         	COM             05564E106  117966   2910577  SH           Sole             1473430         1437147
                                                              698     17210  SH           Defined        1   17210               0
Biomed Realty Trust          	COM             09063H107     735     31678  SH           Sole               30964             714
                                                              118      5100  SH           Defined        1    5100               0
Boston Properties, Inc.      	COM             101121101  102185   1113004  SH           Sole              494229          618775
                                                             1028     11200  SH           Defined        1   11200               0
Brandywine Realty Trust      	COM             105368203     233     12987  SH           Sole               12987               0
                                                              114      6341  SH           Defined        1    6341               0
Brookfield Properties Corp.  	COM             112900105   75766   3935873  SH           Sole             1937189         1998684
                                                              406     21075  SH           Defined        1   21075               0
Camden Property Trust        	COM             133131102   44943    933407  SH           Sole              408057          525350
                                                              341      7080  SH           Defined        1    7080               0
Corporate Office Properties  	COM             22002T108   55265   1754455  SH           Sole              865009          889446
                                                              209      6650  SH           Defined        1    6650               0
Developers Diversified Realty   COM             251591103     207      5425  SH           Sole                5425               0
                                                               50      1300  SH           Defined        1    1300               0
DiamondRock Hospitality         COM             252784301   86449   5770957  SH           Sole             2847142         2923815
Dividend Capital Trust, Inc.    COM             233153105      26      2839  SH           Sole                2839               0
Douglas Emmett Inc.             COM             25960P109   10185    450489  SH           Sole              239789          210700
                                                              717     31700  SH           Defined        1   31700               0
Equity Lifestyle Properties     COM             29472R108    9452    206970  SH           Sole               95400          111570
Equity Residential              COM             29476L107  103079   2826394  SH           Sole             1345713         1480681
                                                              881     24170  SH           Defined        1   24170               0
Essex Property Trust, Inc.      COM             297178105  113632   1165578  SH           Sole              582419          583159
                                                              844      8660  SH           Defined        1    8660               0
Federal Realty Investment Tru   COM             313747206  105622   1285732  SH           Sole              605094          680638
                                                              858     10440  SH           Defined        1   10440               0
Forest City Enterprises - Cla   COM             345550107    3956     89009  SH           Sole               37409           51600
                                                               49      1100  SH           Defined        1    1100               0
General Growth Properties       COM             370021107  190412   4623880  SH           Sole             2307306         2316574
                                                             1528     37110  SH           Defined        1   37110               0
Highwoods Properties, Inc.      COM             431284108     233      7901  SH           Sole                7901               0
                                                              109      3700  SH           Defined        1    3700               0
Host Hotels & Resorts, Inc.     COM             44107P104  114577   6724016  SH           Sole             3236808         3487208
iShares Dow Jones US Real Est   COM             464287739     261      3978  SH           Sole                3978               0
Kilroy Realty                   COM             49427F108   79675   1449681  SH           Sole              712171          737510
                                                              483      8790  SH           Defined        1    8790               0
Kimco Realty Corp.              COM             49446R109     198      5438  SH           Sole                5438               0
                                                               92      2540  SH           Defined        1    2540               0
Liberty Property Trust          COM             531172104     127      4398  SH           Sole                4398               0
                                                               86      2990  SH           Defined        1    2990               0
Mack-Cali Realty Corporation    COM             554489104     271      7964  SH           Sole                7964               0
                                                              112      3290  SH           Defined        1    3290               0
Maguire Properties Inc.         COM             559775101   38714   1313687  SH           Sole              586882          726805
                                                              133      4500  SH           Defined        1    4500               0
Marriott International-CL A     COM             571903202    1249     36545  SH           Sole               36545               0
Mission West Properties         COM             605203108     315     33107  SH           Sole               33107               0
                                                              178     18700  SH           Defined        1   18700               0
Pennsylvania Real Estate        COM             709102107      12       404  SH           Sole                 404               0
Post Properties, Inc.           COM             737464107     308      8778  SH           Sole                8778               0
                                                              172      4900  SH           Defined        1    4900               0
ProLogis                        COM             743410102  139667   2203634  SH           Sole              971115         1232519
                                                             1254     19780  SH           Defined        1   19780               0
Public Storage                  COM             74460D109   27375    372900  SH           Sole              171900          201000
Regency Centers Corp            COM             758849103   52904    820334  SH           Sole              367506          452828
                                                              550      8530  SH           Defined        1    8530               0
SL Green Realty Corp            COM             78440X101  162271   1736268  SH           Sole              895220          841048
                                                             1125     12040  SH           Defined        1   12040               0
Saul Centers, Inc.              COM             804395101     440      8230  SH           Sole                8230               0
                                                              219      4100  SH           Defined        1    4100               0
Simon Property Group, Inc.      COM             828806109  226124   2603323  SH           Sole             1158857         1444466
                                                             1797     20690  SH           Defined        1   20690               0
Starwood Hotels & Resorts Wor   COM             85590A401  143949   3269354  SH           Sole             1658109         1611245
Taubman Centers, Inc.           COM             87666410    94855   1928331  SH           Sole             1000336          927995
                                                              797     16200  SH           Defined        1   16200               0
The Macerich Company            COM             554382101  150497   2117886  SH           Sole             1095866         1022020
                                                             1037     14590  SH           Defined        1   14590               0
Vornado Realty Trust            COM             929042109  258541   2939628  SH           Sole             1468278         1471350
                                                             1679     19085  SH           Defined        1   19085               0
REPORT SUMMARY                        79DATA RECORD2928185                1OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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